UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2019
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on
Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,209.60	1.16%	$6.36	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,212.30	0.66	3.62	1,000.00	1,021.52	0.66	3.31
Class R6	1,000.00	1,212.30	0.66	3.62	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,211.20	0.91	4.99	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,210.10	1.06	5.81	1,000.00	1,019.54	1.06	5.31
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,201.50	1.38%	$7.53	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,204.70	0.88	4.81	1,000.00	1,020.43	0.88	4.41
Class R6	1,000.00	1,204.70	0.88	4.81	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,203.10	1.13	6.17	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,201.80	1.28	6.99	1,000.00	1,018.45	1.28	6.41

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$1,934,360,791	$345,766,482
Short-term investments at fair value**	120,796,192	18,035,309
Cash	741,780	44,861
Receivables:
Investment securities sold	78,718,633	8,837,338
Fund shares sold	438,816	58,211
Dividends	1,161,177	178,623
Foreign tax reclaims	2,404	—
Reimbursement due from manager	201,261	—
Other assets	98,016	13,985
Total assets	2,136,519,070	372,934,809
LIABILITIES:
Payable for investment securities purchased	62,722,857	7,559,505
Payable for fund shares redeemed	10,660,844	466,127
Payable upon receipt of securities loaned	99,869,192	10,723,309
Payable for investment management fees	1,204,977	237,266
Payable for distribution and shareholder service fees	268,340	38,473
Payable to trustees under the deferred compensation plan (Note 6)	98,016	13,985
Payable for trustee fees	9,679	1,783
Other accrued expenses and liabilities	246,957	78,746
Total liabilities	175,080,862	19,119,194
NET ASSETS	$1,961,438,208	$353,815,615
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,453,274,952	$301,932,857
Total distributable earnings	508,163,256	51,882,758
NET ASSETS	$1,961,438,208	$353,815,615
+ Including securities loaned at value	$97,580,664	$10,453,508
* Cost of investments in securities	$1,698,585,344	$329,568,024
** Cost of short-term investments	$120,796,192	$18,035,309
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$158,154,360	$69,396,188
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	11,811,687	3,171,036
Net asset value and redemption price per share	$13.39	$21.88
Class I
Net assets	$782,466,857	$208,759,653
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	53,091,728	8,423,919
Net asset value and redemption price per share	$14.74	$24.78
Class R6
Net assets	$48,765,407	$24,605,546
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,308,778	993,131
Net asset value and redemption price per share	$14.74	$24.78
Class S
Net assets	$924,003,714	$47,271,286
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	66,881,096	2,062,829
Net asset value and redemption price per share	$13.82	$22.92
Class S2
Net assets	$48,047,870	$3,782,942
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,518,919	169,853
Net asset value and redemption price per share	$13.65	$22.27
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,288,534	$1,408,709
Securities lending income, net	23,485	26,375
Total investment income	9,312,019	1,435,084
EXPENSES:
Investment management fees	7,215,623	1,472,920
Distribution and shareholder service fees:
Class ADV	383,925	171,877
Class S	1,127,452	60,975
Class S2	92,807	7,409
Transfer agent fees	1,856	490
Shareholder reporting expense	106,680	18,204
Professional fees	79,685	13,244
Custody and accounting expense	113,125	32,867
Trustee fees	38,717	7,135
Miscellaneous expense	46,081	11,839
Interest expense	2,522	—
Total expenses	9,208,473	1,796,960
Waived and reimbursed fees	(1,247,348)	—
Net expenses	7,961,125	1,796,960
Net investment income (loss)	1,350,894	(361,876)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	50,605,806	(3,700,265)
Foreign currency related transactions	(17)	—
Net realized gain (loss)	50,605,789	(3,700,265)
Net change in unrealized appreciation (depreciation) on:
Investments	313,150,339	67,598,144
Foreign currency related transactions	66	—
Net change in unrealized appreciation (depreciation)	313,150,405	67,598,144
Net realized and unrealized gain	363,756,194	63,897,879
Increase in net assets resulting from operations	$365,107,088	$63,536,003
* Foreign taxes withheld	$33,832	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$1,350,894	$757,499	$(361,876)	$(555,629)
Net realized gain (loss)	50,605,789	228,932,932	(3,700,265)	41,412,595
Net change in unrealized appreciation (depreciation)	313,150,405	(369,210,136)	67,598,144	(101,470,032)
Increase (decrease) in net assets resulting from operations	365,107,088	(139,519,705)	63,536,003	(60,613,066)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(17,402,459)	—	(13,717,553)
Class I	(730,154)	(82,330,301)	—	(37,475,144)
Class R6	(37,891)	(2,360,779)	—	(4,878,536)
Class S	—	(103,014,216)	—	(9,040,597)
Class S2	—	(5,185,374)	—	(776,349)
Total distributions	(768,045)	(210,293,129)	—	(65,888,179)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,767,379	139,091,558	13,839,286	53,706,088
Reinvestment of distributions	768,045	210,292,795	—	65,888,179
	48,535,424	349,384,353	13,839,286	119,594,267
Cost of shares redeemed	(225,583,397)	(423,404,871)	(40,479,146)	(87,140,975)
Net increase (decrease) in net assets resulting from capital share transactions	(177,047,973)	(74,020,518)	(26,639,860)	32,453,292
Net increase (decrease) in net assets	187,291,070	(423,833,352)	36,896,143	(94,047,953)
NET ASSETS:
Beginning of year or period	1,774,147,138	2,197,980,490	316,919,472	410,967,425
End of year or period	$1,961,438,208	$1,774,147,138	$353,815,615	$316,919,472
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-19+	11.07	(0.01)	2.33	2.32	—	—	—	—	—	13.39	20.96	1.29	1.16	1.16	(0.19)	158,154	55
12-31-18	13.44	(0.04)	(0.87)	(0.91)	—	1.46	—	1.46	—	11.07	(7.98)	1.28	1.16	1.16	(0.30)	141,404	102
12-31-17	11.48	(0.04)	2.77	2.73	—	0.77	—	0.77	—	13.44	24.49	1.29	1.23	1.23	(0.37)	169,714	105
12-31-16	12.14	(0.03)	0.81	0.78	—	1.44	—	1.44	—	11.48	6.78	1.31	1.31	1.31	(0.27)	122,629	91
12-31-15	14.50	(0.06)	(0.04)	(0.10)	—	2.26	—	2.26	—	12.14	(0.04)	1.31	1.31	1.31	(0.47)	133,648	94
12-31-14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	—	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
Class I
06-30-19+	12.17	0.02•	2.56	2.58	0.01	—	—	0.01	—	14.74	21.23	0.79	0.66	0.66	0.31	782,467	55
12-31-18	14.56	0.03	(0.96)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.20	721,478	102
12-31-17	12.34	0.02	2.99	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.13	913,054	105
12-31-16	12.89	0.03	0.86	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.24	577,101	91
12-31-15	15.17	0.00*	(0.02)	(0.02)	—	2.26	—	2.26	—	12.89	0.52	0.81	0.81	0.81	0.02	538,645	94
12-31-14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
Class R6
06-30-19+	12.17	0.02•	2.56	2.58	0.01	—	—	0.01	—	14.74	21.23	0.79	0.66	0.66	0.32	48,765	55
12-31-18	14.56	0.02	(0.95)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.22	32,929	102
12-31-17	12.34	0.01	3.00	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.10	10,197	105
12-31-16	12.89	0.04•	0.85	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.33	1,129	91
11-24-15(5) - 12-31-15	13.14	0.00*•	(0.25)	(0.25)	—	—	—	—	—	12.89	(1.90)	0.81	0.81	0.81	0.29	3	94
Class S
06-30-19+	11.41	0.00*	2.41	2.41	—	—	—	—	—	13.82	21.12	1.04	0.91	0.91	0.06	924,004	55
12-31-18	13.77	(0.01)	(0.89)	(0.90)	—	1.46	—	1.46	—	11.41	(7.70)	1.03	0.91	0.91	(0.05)	836,518	102
12-31-17	11.72	(0.02)	2.84	2.82	—	0.77	—	0.77	—	13.77	24.77	1.04	0.96	0.96	(0.12)	1,053,376	105
12-31-16	12.34	(0.00)*	0.82	0.82	—	1.44	—	1.44	—	11.72	7.01	1.06	1.06	1.06	(0.02)	473,516	91
12-31-15	14.66	(0.03)	(0.03)	(0.06)	—	2.26	—	2.26	—	12.34	0.25	1.06	1.06	1.06	(0.22)	526,751	94
12-31-14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
Class S2
06-30-19+	11.28	(0.01)	2.38	2.37	—	—	—	—	—	13.65	21.01	1.19	1.06	1.06	(0.09)	48,048	55
12-31-18	13.66	(0.03)	(0.89)	(0.92)	—	1.46	—	1.46	—	11.28	(7.92)	1.18	1.06	1.06	(0.20)	41,818	102
12-31-17	11.65	(0.03)	2.81	2.78	—	0.77	—	0.77	—	13.66	24.57	1.19	1.13	1.13	(0.31)	51,640	105
12-31-16	12.29	(0.02)	0.82	0.80	—	1.44	—	1.44	—	11.65	6.87	1.24	1.21	1.21	(0.17)	11,488	91
12-31-15	14.63	(0.05)	(0.03)	(0.08)	—	2.26	—	2.26	—	12.29	0.12	1.31	1.21	1.21	(0.37)	13,291	94
12-31-14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-19+	18.21	(0.06)•	3.73	3.67	—	—	—	—	—	21.88	20.15	1.38	1.38	1.38	(0.57)	69,396	61
12-31-18	26.04	(0.12)	(3.11)	(3.23)	—	4.60	—	4.60	—	18.21	(16.29)	1.37	1.37	1.37	(0.50)	61,957	108
12-31-17	23.49	(0.10)	4.24	4.14	—	1.59	—	1.59	—	26.04	18.12	1.37	1.37	1.37	(0.42)	81,104	85
12-31-16	23.00	(0.06)	2.75	2.69	—	2.20	—	2.20	—	23.49	12.80	1.37	1.37	1.37	(0.30)	70,076	73
12-31-15	26.26	(0.15)•	(0.36)	(0.51)	—	2.75	—	2.75	—	23.00	(1.36)	1.38	1.38	1.38	(0.58)	59,615	55
12-31-14	27.68	(0.14)•	1.29	1.15	—	2.57	—	2.57	—	26.26	5.07	1.38	1.38	1.38	(0.53)	48,982	33
See Accompanying Notes to Financial Statements

Financial Highlights  (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I
06-30-19+	20.57	(0.01)	4.22	4.21	—	—	—	—	—	24.78	20.47	0.88	0.88	0.88	(0.06)	208,760	61
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	182,621	108
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.08	238,478	85
12-31-16	24.79	0.05	3.01	3.06	—	2.20	—	2.20	—	25.65	13.40	0.87	0.87	0.87	0.20	256,039	73
12-31-15	27.95	(0.02)	(0.39)	(0.41)	—	2.75	—	2.75	—	24.79	(0.91)	0.88	0.88	0.88	(0.08)	217,750	55
12-31-14	29.14	(0.01)	1.39	1.38	—	2.57	—	2.57	—	27.95	5.62	0.88	0.88	0.88	(0.03)	195,608	33
Class R6
06-30-19+	20.57	(0.01)	4.22	4.21	—	—	—	—	—	24.78	20.47	0.88	0.88	0.88	(0.10)	24,606	61
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	23,066	108
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.12	27,180	85
12-31-16	24.80	0.12•	2.93	3.05	—	2.20	—	2.20	—	25.65	13.35	0.87	0.87	0.87	0.48	4,270	73
11-24-15(5) - 12-31-15	25.87	0.01•	(1.08)	(1.07)	—	—	—	—	—	24.80	(4.14)	0.88	0.88	0.88	0.53	3	55
Class S
06-30-19+	19.05	(0.04)•	3.91	3.87	—	—	—	—	—	22.92	20.31	1.13	1.13	1.13	(0.32)	47,271	61
12-31-18	26.98	(0.06)	(3.27)	(3.33)	—	4.60	—	4.60	—	19.05	(16.09)	1.12	1.12	1.12	(0.25)	45,898	108
12-31-17	24.22	(0.05)	4.40	4.35	—	1.59	—	1.59	—	26.98	18.45	1.12	1.12	1.12	(0.18)	58,929	85
12-31-16	23.59	(0.01)	2.84	2.83	—	2.20	—	2.20	—	24.22	13.09	1.12	1.12	1.12	(0.06)	67,086	73
12-31-15	26.80	(0.09)	(0.37)	(0.46)	—	2.75	—	2.75	—	23.59	(1.13)	1.13	1.13	1.13	(0.34)	69,745	55
12-31-14	28.12	(0.08)	1.33	1.25	—	2.57	—	2.57	—	26.80	5.35	1.13	1.13	1.13	(0.29)	77,319	33
Class S2
06-30-19+	18.53	(0.05)•	3.79	3.74	—	—	—	—	—	22.27	20.18	1.28	1.28	1.28	(0.47)	3,783	61
12-31-18	26.39	(0.11)	(3.15)	(3.26)	—	4.60	—	4.60	—	18.53	(16.18)	1.27	1.27	1.27	(0.41)	3,377	108
12-31-17	23.76	(0.09)	4.31	4.22	—	1.59	—	1.59	—	26.39	18.25	1.27	1.27	1.27	(0.33)	5,277	85
12-31-16	23.21	(0.04)	2.79	2.75	—	2.20	—	2.20	—	23.76	12.95	1.30	1.27	1.27	(0.20)	5,192	73
12-31-15	26.46	(0.12)	(0.38)	(0.50)	—	2.75	—	2.75	—	23.21	(1.31)	1.38	1.28	1.28	(0.49)	4,454	55
12-31-14	27.84	(0.11)	1.30	1.19	—	2.57	—	2.57	—	26.46	5.19	1.38	1.28	1.28	(0.43)	4,649	33

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1993. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$1,027,615,288	$1,172,785,211
SmallCap Opportunities	209,705,192	241,222,112
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million;
0.80% on the next $250 million;
0.75% on the next $250 million;
0.70% on the next $250 million; and
0.65% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.
Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	10.42%
Voya Institutional Trust Company	MidCap Opportunities	18.92
	SmallCap Opportunities	35.62
Voya Insurance and Annuity Company	MidCap Opportunities	41.02
	SmallCap Opportunities	9.44
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	31.91
	SmallCap Opportunities	42.30
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

(1)
Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.16%, 0.66%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the period ended June 30, 2019.

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2019	122,971	—	—	(1,085,530)	(962,559)	1,568,499	—	—	(13,688,042)	(12,119,543)
12/31/2018	715,488	—	1,394,853	(1,965,039)	145,302	9,237,334	—	17,402,459	(25,706,390)	933,403
Class I
6/30/2019	2,201,629	—	51,674	(8,468,479)	(6,215,176)	30,764,476	—	730,154	(118,986,109)	(87,491,479)
12/31/2018	5,122,193	—	6,019,748	(14,545,251)	(3,403,310)	73,426,441	—	82,330,301	(210,383,019)	(54,626,277)
Class R6
6/30/2019	847,400	—	2,681	(248,095)	601,986	11,806,685	—	37,891	(3,482,937)	8,361,639
12/31/2018	2,111,222	—	172,567	(277,275)	2,006,514	30,338,327	—	2,360,445	(3,958,719)	28,740,053
Class S
6/30/2019	218,683	—	—	(6,667,607)	(6,448,924)	2,845,272	—	—	(86,193,029)	(83,347,757)
12/31/2018	1,720,216	—	8,025,222	(12,892,086)	(3,146,648)	22,855,393	—	103,014,216	(173,795,518)	(47,925,909)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class S2
6/30/2019	61,703	—	—	(249,211)	(187,508)	782,447	—	—	(3,233,280)	(2,450,833)
12/31/2018	241,942	—	408,095	(724,579)	(74,542)	3,234,063	—	5,185,374	(9,561,225)	(1,141,788)
SmallCap Opportunities
Class ADV
6/30/2019	93,399	—	—	(324,133)	(230,734)	1,955,131	—	—	(6,832,129)	(4,876,998)
12/31/2018	289,958	—	578,757	(580,953)	287,762	6,612,074	—	13,717,553	(14,066,775)	6,262,852
Class I
6/30/2019	281,170	—	—	(733,795)	(452,625)	6,674,224	—	—	(17,510,451)	(10,836,227)
12/31/2018	861,956	—	1,403,552	(1,692,287)	573,221	24,985,149	—	37,475,144	(45,763,227)	16,697,066
Class R6
6/30/2019	146,512	—	—	(274,818)	(128,306)	3,500,900	—	—	(6,545,692)	(3,044,792)
12/31/2018	351,736	—	182,726	(359,549)	174,913	10,161,885	—	4,878,536	(9,841,868)	5,198,553
Class S
6/30/2019	69,866	—	—	(416,676)	(346,810)	1,537,893	—	—	(9,148,138)	(7,610,245)
12/31/2018	455,235	—	365,061	(595,212)	225,084	11,242,207	—	9,040,597	(15,534,406)	4,748,398
Class S2
6/30/2019	8,134	—	—	(20,581)	(12,447)	171,138	—	—	(442,736)	(271,598)
12/31/2018	26,414	—	32,223	(76,278)	(17,641)	704,773	—	776,349	(1,934,699)	(453,577)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted
Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$8,935,215	$(8,935,215)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,311,684	(1,311,684)	—
Barclays Bank PLC	4,873,406	(4,873,406)	—
Barclays Capital Inc.	1,853,013	(1,853,013)	—
BofA Securities Inc.	1,057,947	(1,057,947)	—
CIBC World Markets Corporation	1,653,984	(1,653,984)	—
Credit Suisse AG	33,589,136	(33,589,136)	—
Citadel Clearing LLC	10,042,436	(10,042,436)	—
Citigroup Global Markets Inc.	4,727,315	(4,727,315)	—
Goldman Sachs & Co. LLC	109,087	(109,087)	—
Jefferies LLC	912,752	(912,752)	—
National Bank of Canada Financial Inc.	294,543.00	(294,543)	—
National Financial Services LLC	797,068	(797,068)	—
RBC Capital Markets, LLC	17,430,845	(17,430,845)	—
TD Prime Services LLC	2,918,459	(2,918,459)	—
Wells Fargo Securities LLC	7,073,774	(7,073,774)	—
Total	$97,580,664	$(97,580,664)	$—

(1)
Collateral with a fair value of  $99,869,192 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$512,367	$(512,367)	$—
BofA Securities Inc.	202,126	(202,126)	—
CIBC World Markets Corporation	646,262	(646,262)	—
Citigroup Global Markets Inc.	358,210	(358,210)	—
Deutsche Bank Securities Inc.	265,444	(265,444)	—
Goldman Sachs & Co. LLC	872,067	(872,067)	—
J.P. Morgan Securities LLC	2,424,119	(2,424,119)	—
Morgan Stanley & Co. LLC	5,039,251	(5,039,251)	—
SG Americas Securities, LLC	59,197	(59,197)	—
Wells Fargo Securities LLC	74,465	(74,465)	—
Total	$10,453,508	$(10,453,508)	$—

(1)
Collateral with a fair value of  $10,723,309 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$768,045	$69,329,269	$140,963,860
SmallCap Opportunities	—	19,548,264	46,339,915
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
MidCap Opportunities	$112,089,260	$169,425,222	$226,724,070	$—	—	—
SmallCap Opportunities	12,310,029	33,537,120	6,923,936	(516,226)	Short-term	None

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement
(Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modiﬁes certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to ﬁnancial statement disclosure that may result from adopting this ASU.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2019, the Portfolios declared distributions of:
	PER SHARE AMOUNTS		Payable Date	Record Date
	Short-term Capital Gains	Long-term Capital Gains
MidCap Opportunities
Class ADV	$0.7950	$0.8782	July 2, 2019	June 28, 2019
Class I	$0.7950	$0.8782	July 2, 2019	June 28, 2019
Class R6	$0.7950	$0.8782	July 2, 2019	June 28, 2019
Class S	$0.7950	$0.8782	July 2, 2019	June 28, 2019
Class S2	$0.7950	$0.8782	July 2, 2019	June 28, 2019
SmallCap Opportunities
Class ADV	$0.8297	$2.2604	July 2, 2019	June 28, 2019
Class I	$0.8297	$2.2604	July 2, 2019	June 28, 2019
Class R6	$0.8297	$2.2604	July 2, 2019	June 28, 2019
Class S	$0.8297	$2.2604	July 2, 2019	June 28, 2019
Class S2	$0.8297	$2.2604	July 2, 2019	June 28, 2019
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	33.6%
Industrials	16.0%
Health Care	15.1%
Consumer Discretionary	15.0%
Communication Services	4.9%
Financials	4.6%
Consumer Staples	3.2%
Materials	2.9%
Real Estate	2.5%
Energy	0.8%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 4.9%
439,868	(1)(2)	Live Nation Entertainment, Inc.	$29,141,255	1.5
329,904	(2)	Take-Two Interactive Software, Inc.	37,454,001	1.9
408,568	(1)	World Wrestling Entertainment, Inc.	29,502,695	1.5
			96,097,951	4.9
		Consumer Discretionary: 15.0%
26,100	(2)	Autozone, Inc.	28,696,167	1.5
282,439		Darden Restaurants, Inc.	34,381,299	1.7
154,201	(1)	Domino’s Pizza, Inc.	42,911,054	2.2
196,404	(2)	Five Below, Inc.	23,572,408	1.2
414,375		Hilton Worldwide Holdings, Inc.	40,501,013	2.1
537,917	(2)	Norwegian Cruise Line Holdings Ltd.	28,848,489	1.5
154,272	(2)	O’Reilly Automotive, Inc.	56,975,735	2.9
236,436		Ross Stores, Inc.	23,435,536	1.2
240,667	(3)	Other Securities	14,769,734	0.7
			294,091,435	15.0
		Consumer Staples: 3.2%
293,013		Church & Dwight Co., Inc.	21,407,530	1.1
233,922		Hershey Co.	31,352,566	1.6
575,691	(3)(4)	Other Securities	10,874,803	0.5
			63,634,899	3.2
		Energy: 0.8%
229,952	(3)	Other Securities	15,710,340	0.8
		Financials: 4.6%
91,044	(1)	Factset Research Systems, Inc.	26,089,569	1.3
95,147		MSCI, Inc. - Class A	22,720,152	1.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
581,014		Other Securities	$42,057,986	2.1
			90,867,707	4.6
		Health Care: 15.1%
315,226	(2)	BioMarin Pharmaceutical, Inc.	26,999,107	1.4
634,485	(2)	Centene Corp.	33,272,393	1.7
182,969	(2)	Charles River Laboratories International, Inc.	25,963,301	1.3
248,634	(2)	DexCom, Inc.	37,255,319	1.9
489,771		Encompass Health Corp.	31,031,891	1.6
141,938	(2)	Idexx Laboratories, Inc.	39,079,790	2.0
281,187	(2)	Incyte Corp., Ltd.	23,889,647	1.2
185,055	(2)	Veeva Systems, Inc.	29,999,266	1.5
412,219	(3)(4)	Other Securities	48,227,185	2.5
			295,717,899	15.1
		Industrials: 16.0%
456,462		Ametek, Inc.	41,465,008	2.1
360,973		Delta Air Lines, Inc.	20,485,218	1.1
224,754		Hubbell, Inc.	29,307,921	1.5
340,989		Ingersoll-Rand PLC - Class A	43,193,077	2.2
142,216		L3 Technologies, Inc.	34,867,097	1.8
998,543		Quanta Services, Inc.	38,134,357	1.9
69,891	(2)	TransDigm Group, Inc.	33,813,266	1.7
437,787		Waste Connections, Inc.	41,843,681	2.1
71,624		WW Grainger, Inc.	19,211,706	1.0
146,539		Other Securities	11,923,878	0.6
			314,245,209	16.0
		Information Technology: 33.6%
234,873	(2)	Aspen Technology, Inc.	29,190,016	1.5
402,967		Broadridge Financial Solutions, Inc. ADR	51,450,827	2.6
152,375	(2)	EPAM Systems, Inc.	26,376,113	1.3
219,479	(2)	Euronet Worldwide, Inc.	36,925,147	1.9
156,148		Fidelity National Information Services, Inc.	19,156,236	1.0
453,938	(1)(2)	Fiserv, Inc.	41,380,988	2.1
465,759		Flir Systems, Inc.	25,197,562	1.3
575,630	(2)	GoDaddy, Inc.	40,380,445	2.1
113,475	(1)(2)	HubSpot, Inc.	19,349,757	1.0
196,098		Lam Research Corp.	36,835,048	1.9
647,255		Maxim Integrated Products	38,718,794	2.0
199,901		Motorola Solutions, Inc.	33,329,494	1.7
227,208		NXP Semiconductor NV - NXPI - US	22,177,773	1.1
326,686	(2)	Proofpoint, Inc.	39,283,992	2.0
1,263,446	(2)	Pure Storage, Inc.	19,292,820	1.0
294,051	(2)	Splunk, Inc.	36,976,913	1.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
366,335	(2)	Synopsys, Inc.	$47,143,651	2.4
360,364		Total System Services, Inc.	46,223,890	2.3
290,311	(2)	Zendesk, Inc.	25,846,388	1.3
787,944	(3)	Other Securities	24,157,969	1.2
			659,393,823	33.6
		Materials: 2.9%
747,855	(3)	Other Securities	56,050,568	2.9
		Real Estate: 2.5%
284,571		Equity Lifestyle Properties, Inc.	34,529,845	1.8
132,150		Other Securities	14,021,115	0.7
			48,550,960	2.5
		Total Common Stock (Cost $1,698,585,344)	1,934,360,791	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Floating Rate Notes: 1.2%
1,100,000	(5)	Bank Of America Corp., 2.500%, 11/12/2019	1,099,890	0.1
300,000	(5)	Bank Of America Corp., 2.510%, 11/08/2019	300,042	0.0
800,000	(5)	Bank Of America Corp., 2.520%, 11/07/2019	800,111	0.0
650,000	(5)	Bedford Row Funding, 2.490%, 12/16/2019	649,939	0.0
300,000	(5)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
1,000,000	(5)	Crédit Agricole Group, 2.550%, 11/07/2019	1,000,245	0.1
300,000	(5)	DNB ASA, 2.490%, 12/06/2019	300,010	0.0
400,000	(5)	DNB ASA, 2.530%, 11/04/2019	400,053	0.0
900,000	(5)	HSBC Holdings PLC, 2.540%, 11/08/2019	900,221	0.1
900,000	(5)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	900,122	0.0
900,000	(5)	Lloyds Bank PLC, 2.530%, 11/08/2019	900,188	0.1
800,000	(5)	Lloyds Bank PLC, 2.530%, 11/13/2019	800,171	0.0
300,000	(5)	Lloyds Bank PLC, 2.560%, 11/01/2019	300,062	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,000,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	$1,000,105	0.1
700,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	700,100	0.0
600,000	(5)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	600,075	0.0
300,000	(5)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	300,040	0.0
1,000,000	(5)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,000,055	0.1
1,000,000	(5)	National Bank Of Canada, 2.520%, 11/06/2019	1,000,149	0.1
800,000	(5)	Natixis S.A., 2.510%, 11/08/2019	800,108	0.0
300,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	300,041	0.0
900,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	900,188	0.1
600,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	600,128	0.0
900,000	(5)	State Street Bank & Trust Co., 2.480%, 11/15/2019	900,071	0.0
1,000,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,000,175	0.1
1,550,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/15/2019	1,549,997	0.1
300,000	(5)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	299,966	0.0
900,000	(5)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	899,923	0.0
400,000	(5)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	399,968	0.0
400,000	(5)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	399,971	0.0
300,000	(5)	Toronto-Dominion Bank, 2.480%, 11/18/2019	300,028	0.0
1,125,000	(5)	Toronto-Dominion Bank, 2.500%, 12/10/2019	1,125,055	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,032,000	(5)	Wells Fargo & Co., 2.530%, 11/04/2019	$1,032,251	0.1
			23,759,500	1.2
		Repurchase Agreements: 3.8%
494,136	(5)	Barclays Capital, Inc., Repurchase Agreement dated 06/28/19, 2.45%, due 07/01/19 (Repurchase Amount $494,236, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $504,019, due 05/15/24-08/15/47)	494,136	0.0
23,254,139	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $23,258,917, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $23,719,223, due 07/02/19-01/20/63)	23,254,139	1.2
23,254,139	(5)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $23,258,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $23,719,222, due 07/05/19-09/09/49)	23,254,139	1.2
23,254,139	(5)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $23,258,955, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $23,719,222, due 04/01/21-06/01/49)	23,254,139	1.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,027,838	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $4,028,732, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,108,935, due 07/01/19-09/09/49)	$4,027,838	0.2
			74,284,391	3.8
		Certificates of Deposit: 0.1%
1,000,000	(5)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,000,203	0.1
425,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	425,048	0.0
400,000	(5)	The Norinchukin Bank, 2.540%, 08/01/2019	400,050	0.0
			1,825,301	0.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
20,927,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $20,927,000)	20,927,000	1.1
		Total Short-Term Investments (Cost $120,796,192)	120,796,192	6.2
		Total Investments in Securities (Cost $1,819,381,536)	$2,055,156,983	104.8
		Liabilities in Excess of Other Assets	(93,718,775)	(4.8)
		Net Assets	$1,961,438,208	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2019 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

ADR American Depositary Receipt
(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
The grouping contains non-income producing securities.

(4)
The grouping contains securities on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,934,360,791	$—	$—	$1,934,360,791
Short-Term Investments	20,927,000	99,869,192	—	120,796,192
Total Investments, at fair value	$1,955,287,791	$99,869,192	$—	$2,055,156,983

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,828,432,907.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$271,250,521
Gross Unrealized Depreciation	(44,526,451)
Net Unrealized Appreciation	$226,724,070
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Health Care	25.4%
Industrials	19.1%
Information Technology	18.6%
Consumer Discretionary	11.3%
Financials	6.5%
Materials	4.3%
Real Estate	3.7%
Communication Services	3.3%
Consumer Staples	2.8%
Exchange-Traded Funds	1.5%
Energy	1.2%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 3.3%
181,555	(1)	QuinStreet, Inc.	$2,877,647	0.8
303,892	(1)	Vonage Holdings Corp.	3,443,097	1.0
229,684	(2)	Other Securities	5,278,206	1.5
			11,598,950	3.3
		Consumer Discretionary: 11.3%
65,347		Cheesecake Factory	2,856,971	0.8
172,838		Extended Stay America, Inc.	2,919,234	0.8
33,468		Marriott Vacations Worldwide Corp.	3,226,315	0.9
801,754	(2)(3)	Other Securities	31,046,559	8.8
			40,049,079	11.3
		Consumer Staples: 2.8%
110,255	(1)	Performance Food Group Co.	4,413,508	1.2
150,283	(2)(3)	Other Securities	5,701,927	1.6
			10,115,435	2.8
		Energy: 1.2%
341,628	(2)	Other Securities	4,156,753	1.2
		Financials: 6.5%
37,701		FirstCash, Inc.	3,770,854	1.1
67,582		Houlihan Lokey, Inc.	3,009,426	0.8
55,315		Independent Bank Group, Inc.	3,040,112	0.9
33,372		Kemper Corp.	2,879,670	0.8
100,592		United Community Banks, Inc./GA	2,872,908	0.8
248,509	(2)	Other Securities	7,330,039	2.1
			22,903,009	6.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 25.4%
38,185	(1)	Amedisys, Inc.	$4,636,041	1.3
81,470	(1)	Array Biopharma, Inc.	3,774,505	1.1
50,892		Encompass Health Corp.	3,224,517	0.9
110,783	(1)	HMS Holdings Corp.	3,588,261	1.0
74,438	(1)	Merit Medical Systems, Inc.	4,433,527	1.2
37,357	(1)	Omnicell, Inc.	3,213,823	0.9
244,322	(1)	R1 RCM, Inc.	3,073,571	0.9
40,794	(1)	Repligen Corp.	3,506,244	1.0
61,751	(1)	Syneos Health, Inc.	3,154,859	0.9
47,030	(1)(4)	Teladoc Health, Inc.	3,123,262	0.9
1,868,361	(2)(3)	Other Securities	54,326,642	15.3
			90,055,252	25.4
		Industrials: 19.1%
155,444	(1)	Air Transport Services Group, Inc.	3,792,834	1.1
69,270	(1)	ASGN, Inc.	4,197,762	1.2
57,071		Brink’s Co.	4,633,024	1.3
24,204		Curtiss-Wright Corp.	3,077,055	0.8
49,709		EMCOR Group, Inc.	4,379,363	1.2
52,693		Exponent, Inc.	3,084,648	0.9
74,918	(1)	Generac Holdings, Inc.	5,200,058	1.5
68,061		Granite Construction, Inc.	3,279,179	0.9
31,317		John Bean Technologies Corp.	3,793,428	1.1
57,201		Simpson Manufacturing Co., Inc.	3,801,578	1.1
59,680	(1)	Trex Co., Inc.	4,279,056	1.2
36,918		Watts Water Technologies, Inc.	3,440,019	1.0
350,841	(2)	Other Securities	20,520,280	5.8
			67,478,284	19.1
		Information Technology: 18.6%
154,353	(1)	ACI Worldwide, Inc.	5,300,482	1.5
65,313	(1)	Advanced Energy Industries, Inc.	3,675,163	1.0
78,007	(1)	Cornerstone OnDemand, Inc.	4,518,946	1.3
57,468	(1)	Envestnet, Inc.	3,929,087	1.1
110,217	(1)	Evo Payments, Inc.	3,475,142	1.0
58,665	(1)	ExlService Holdings, Inc.	3,879,516	1.1
58,261		j2 Global, Inc.	5,178,820	1.5
70,836	(1)	Lumentum Holdings, Inc.	3,783,351	1.1
43,077	(1)	Q2 Holdings, Inc.	3,289,360	0.9
50,735	(1)	Rapid7, Inc.	2,934,512	0.8
77,078	(1)	Semtech Corp.	3,703,598	1.1
31,350	(1)	Silicon Laboratories, Inc.	3,241,590	0.9
590,303	(2)	Other Securities	18,837,158	5.3
			65,746,725	18.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 4.3%
112,065	PolyOne Corp.	$3,517,720	1.0
45,592	Sensient Technologies Corp.	3,350,100	1.0
251,471	Other Securities	8,232,186	2.3
		15,100,006	4.3
	Real Estate: 3.7%
35,355	EastGroup Properties, Inc.	4,100,473	1.1
39,102	Ryman Hospitality Properties	3,170,781	0.9
202,758	Other Securities	5,968,881	1.7
		13,240,135	3.7
	Total Common Stock (Cost $324,660,221)	340,443,628	96.2
EXCHANGE-TRADED FUNDS: 1.5%
26,499	iShares Russell 2000 Growth ETF	5,322,854	1.5
	Total Exchange-Traded Funds (Cost $4,907,803)	5,322,854	1.5
	Total Long-Term Investments (Cost $329,568,024)	345,766,482	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreements: 3.0%
2,496,008	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,496,521, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,545,928, due 06/01/46-07/01/49)	2,496,008	0.7
2,496,008	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,496,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,545,928, due 06/30/19-05/20/69)	2,496,008	0.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,496,008	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,496,521, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,545,928, due 07/02/19-01/20/63)	$2,496,008	0.7
2,496,008	(5)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,496,525, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,545,940, due 07/05/19-08/16/23)	2,496,008	0.7
739,277	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $739,431, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $754,063, due 07/31/19-06/30/22)	739,277	0.2
			10,723,309	3.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
7,312,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $7,312,000)	7,312,000	2.1
		Total Short-Term Investments (Cost $18,035,309)	18,035,309	5.1
		Total Investments in Securities (Cost $347,603,333)	$363,801,791	102.8
		Liabilities in Excess of Other Assets	(9,986,176)	(2.8)
		Net Assets	$353,815,615	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2019 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$340,443,628	$—	$—	$340,443,628
Exchange-Traded Funds	5,322,854	—	—	5,322,854
Short-Term Investments	7,312,000	10,723,309	—	18,035,309
Total Investments, at fair value	$353,078,482	$10,723,309	$—	$363,801,791

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $356,877,855.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,037,393
Gross Unrealized Depreciation	(26,113,457)
Net Unrealized Appreciation	$6,923,936
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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VPSAR-VPT          (0619-081919)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 4.9%
439,868	(1),(2)	Live Nation Entertainment, Inc.	$29,141,255	1.5
329,904	(2)	Take-Two Interactive Software, Inc.	37,454,001	1.9
408,568	(1)	World Wrestling Entertainment, Inc.	29,502,695	1.5
			96,097,951	4.9

		Consumer Discretionary: 15.0%
26,100	(2)	Autozone, Inc.	28,696,167	1.5
282,439		Darden Restaurants, Inc.	34,381,299	1.7
154,201	(1)	Domino's Pizza, Inc.	42,911,054	2.2
240,667	(2)	Etsy, Inc.	14,769,734	0.7
196,404	(2)	Five Below, Inc.	23,572,408	1.2
414,375		Hilton Worldwide Holdings, Inc.	40,501,013	2.1
537,917	(2)	Norwegian Cruise Line Holdings Ltd.	28,848,489	1.5
154,272	(2)	O'Reilly Automotive, Inc.	56,975,735	2.9
236,436		Ross Stores, Inc.	23,435,536	1.2
			294,091,435	15.0

		Consumer Staples: 3.2%
293,013		Church & Dwight Co., Inc.	21,407,530	1.1
233,922		Hershey Co.	31,352,566	1.6
575,691	(1),(2)	Sprouts Farmers Market, Inc.	10,874,803	0.5
			63,634,899	3.2

		Energy: 0.8%
98,734		Concho Resources, Inc./Midland TX	10,187,374	0.5
131,218	(2)	Continental Resources, Inc.	5,522,966	0.3
			15,710,340	0.8

		Financials: 4.6%
153,165		E*Trade Financial Corp.	6,831,159	0.4
91,044	(1)	Factset Research Systems, Inc.	26,089,569	1.3
124,468		Intercontinental Exchange, Inc.	10,696,780	0.5
171,222		LPL Financial Holdings, Inc.	13,966,578	0.7
95,147		MSCI, Inc. - Class A	22,720,152	1.2
132,159		Progressive Corp.	10,563,469	0.5
			90,867,707	4.6

		Health Care: 15.1%
315,226	(2)	BioMarin Pharmaceutical, Inc.	26,999,107	1.4
634,485	(2)	Centene Corp.	33,272,393	1.7
182,969	(2)	Charles River Laboratories International, Inc.	25,963,301	1.3
45,252		Chemed Corp.	16,328,732	0.9
248,634	(2)	DexCom, Inc.	37,255,319	1.9
489,771		Encompass Health Corp.	31,031,891	1.6
153,620	(1),(2)	Exact Sciences Corp.	18,133,305	0.9
141,938	(2)	Idexx Laboratories, Inc.	39,079,790	2.0
281,187	(2)	Incyte Corp., Ltd.	23,889,647	1.2
213,347	(2)	Tandem Diabetes Care, Inc.	13,765,148	0.7
185,055	(2)	Veeva Systems, Inc.	29,999,266	1.5
			295,717,899	15.1

		Industrials: 16.0%
456,462		Ametek, Inc.	41,465,008	2.1
360,973		Delta Air Lines, Inc.	20,485,218	1.1
224,754		Hubbell, Inc.	29,307,922	1.5
340,989		Ingersoll-Rand PLC - Class A	43,193,077	2.2
142,216		L3 Technologies, Inc.	34,867,097	1.8
998,543		Quanta Services, Inc.	38,134,357	1.9
146,539		Spirit Aerosystems Holdings, Inc.	11,923,878	0.6
69,891	(2)	TransDigm Group, Inc.	33,813,266	1.7
437,787		Waste Connections, Inc.	41,843,681	2.1
71,624		WW Grainger, Inc.	19,211,705	1.0
			314,245,209	16.0

		Information Technology: 33.6%
234,873	(2)	Aspen Technology, Inc.	29,190,016	1.5
402,967		Broadridge Financial Solutions, Inc. ADR	51,450,827	2.6
152,375	(2)	EPAM Systems, Inc.	26,376,112	1.3
219,479	(2)	Euronet Worldwide, Inc.	36,925,147	1.9
156,148		Fidelity National Information Services, Inc.	19,156,237	1.0
453,938	(1),(2)	Fiserv, Inc.	41,380,988	2.1
264,917	(2)	Five9, Inc.	13,587,593	0.7
465,759		Flir Systems, Inc.	25,197,562	1.3
575,630	(2)	GoDaddy, Inc.	40,380,445	2.1
113,475	(1),(2)	HubSpot, Inc.	19,349,757	1.0
196,098		Lam Research Corp.	36,835,048	1.9
647,255		Maxim Integrated Products	38,718,794	2.0
199,901		Motorola Solutions, Inc.	33,329,494	1.7
227,208		NXP Semiconductor NV - NXPI - US	22,177,773	1.1
523,027	(2)	ON Semiconductor Corp.	10,570,376	0.5
326,686	(2)	Proofpoint, Inc.	39,283,992	2.0
1,263,446	(2)	Pure Storage, Inc.	19,292,820	1.0
294,051	(2)	Splunk, Inc.	36,976,913	1.9
366,335	(2)	Synopsys, Inc.	47,143,651	2.4
360,364		Total System Services, Inc.	46,223,890	2.3
290,311	(2)	Zendesk, Inc.	25,846,388	1.3
			659,393,823	33.6

		Materials: 2.9%
122,865		Avery Dennison Corp.	14,213,023	0.7
190,823	(2)	Berry Global Group, Inc.	10,035,381	0.5
13,011		Celanese Corp.	1,402,586	0.1
266,687	(2)	Crown Holdings, Inc.	16,294,576	0.9
67,354		LyondellBasell Industries NV - Class A	5,801,200	0.3

See Accompanying Notes to Financial Statements

1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
87,115	Packaging Corp. of America	8,303,802	0.4
		56,050,568	2.9

	Real Estate: 2.5%
284,571	Equity Lifestyle Properties, Inc.	34,529,845	1.8
132,150	Extra Space Storage, Inc.	14,021,115	0.7
		48,550,960	2.5

	Total Common Stock (Cost $1,698,585,344)	1,934,360,791	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Floating Rate Notes(3): 1.2%
1,100,000	(3)	Bank Of America Corp., 2.500%, 11/12/2019	1,099,890	0.1
300,000	(3)	Bank Of America Corp., 2.510%, 11/08/2019	300,042	0.0
800,000	(3)	Bank Of America Corp., 2.520%, 11/07/2019	800,111	0.0
650,000	(3)	Bedford Row Funding, 2.490%, 12/16/2019	649,939	0.0
300,000	(3)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
1,000,000	(3)	Crédit Agricole Group, 2.550%, 11/07/2019	1,000,245	0.1
300,000	(3)	DNB ASA, 2.490%, 12/06/2019	300,010	0.0
400,000	(3)	DNB ASA, 2.530%, 11/04/2019	400,053	0.0
900,000	(3)	HSBC Holdings PLC, 2.540%, 11/08/2019	900,221	0.1
900,000	(3)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	900,122	0.0
900,000	(3)	Lloyds Bank PLC, 2.530%, 11/08/2019	900,188	0.1
800,000	(3)	Lloyds Bank PLC, 2.530%, 11/13/2019	800,171	0.0
300,000	(3)	Lloyds Bank PLC, 2.560%, 11/01/2019	300,062	0.0
1,000,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,000,105	0.1
700,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	700,100	0.0
600,000	(3)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	600,075	0.0
300,000	(3)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	300,040	0.0
1,000,000	(3)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,000,055	0.1
1,000,000	(3)	National Bank Of Canada, 2.520%, 11/06/2019	1,000,149	0.1
800,000	(3)	Natixis S.A., 2.510%, 11/08/2019	800,108	0.0
300,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	300,041	0.0
900,000	(3)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	900,188	0.1
600,000	(3)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	600,128	0.0
900,000	(3)	State Street Bank & Trust Co., 2.480%, 11/15/2019	900,071	0.0
1,000,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,000,175	0.1
1,550,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/15/2019	1,549,997	0.1
300,000	(3)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	299,966	0.0
900,000	(3)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	899,923	0.0
400,000	(3)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	399,968	0.0
400,000	(3)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	399,971	0.0
300,000	(3)	Toronto-Dominion Bank, 2.480%, 11/18/2019	300,028	0.0
1,125,000	(3)	Toronto-Dominion Bank, 2.500%, 12/10/2019	1,125,055	0.1
1,032,000	(3)	Wells Fargo & Co., 2.530%, 11/04/2019	1,032,251	0.1
			23,759,500	1.2

		Repurchase Agreements(3): 3.8%
494,136	(3)	Barclays Capital, Inc., Repurchase Agreement dated 06/28/19, 2.45%, due 07/01/19 (Repurchase Amount $494,236, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $504,019, due 05/15/24-08/15/47)	494,136	0.0
23,254,139	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $23,258,917, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $23,719,223, due 07/02/19-01/20/63)	23,254,139	1.2

See Accompanying Notes to Financial Statements

2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3): (continued)
23,254,139	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $23,258,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $23,719,222, due 07/05/19-09/09/49)	23,254,139	1.2
23,254,139	(3)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $23,258,955, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $23,719,222, due 04/01/21-06/01/49)	23,254,139	1.2
4,027,838	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $4,028,732, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,108,935, due 07/01/19-09/09/49)	4,027,838	0.2
			74,284,391	3.8

		Certificates of Deposit(3): 0.1%
1,000,000	(3)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,000,203	0.1
425,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	425,048	0.0
400,000	(3)	The Norinchukin Bank, 2.540%, 08/01/2019	400,050	0.0
			1,825,301	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
20,927,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $20,927,000)	20,927,000	1.1

	Total Short-Term Investments (Cost $120,796,192)	120,796,192	6.2

	Total Investments in Securities (Cost $1,819,381,536)	$2,055,156,983	104.8
	Liabilities in Excess of Other Assets	(93,718,775)	(4.8)
	Net Assets	$1,961,438,208	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 3.3%
158,599	(1)	Boingo Wireless, Inc.	$2,850,024	0.8
13,635	(1)	Cardlytics, Inc.	354,237	0.1
57,450		Cinemark Holdings, Inc.	2,073,945	0.6
181,555	(1)	QuinStreet, Inc.	2,877,647	0.8
303,892	(1)	Vonage Holdings Corp.	3,443,097	1.0
			11,598,950	3.3

		Consumer Discretionary: 11.3%
138,967		American Eagle Outfitters, Inc.	2,348,542	0.7
142,730		Bloomin Brands, Inc.	2,699,024	0.8
94,003		Boyd Gaming Corp.	2,532,441	0.7
51,157		Brunswick Corp.	2,347,595	0.7
65,347		Cheesecake Factory	2,856,971	0.8
18,638	(1)	Chegg, Inc.	719,240	0.2
27,602	(2)	Childrens Place, Inc./The	2,632,679	0.7
95,798		Dana, Inc.	1,910,212	0.5
35,236	(1),(2)	Eldorado Resorts, Inc.	1,623,322	0.5
172,838		Extended Stay America, Inc.	2,919,234	0.8
21,744	(1)	Five Below, Inc.	2,609,715	0.7
32,817		Jack in the Box, Inc.	2,670,976	0.7
33,468		Marriott Vacations Worldwide Corp.	3,226,315	0.9
12,543	(1)	National Vision Holdings, Inc.	385,446	0.1
19,912	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,734,534	0.5
35,912	(1)	Planet Fitness, Inc.	2,601,465	0.7
11,013	(1)	Sotheby's	640,186	0.2
32,477	(1)	TopBuild Corp.	2,687,797	0.8
31,205	(1),(2)	YETI Holdings, Inc.	903,385	0.3
			40,049,079	11.3

		Consumer Staples: 2.8%
77,467	(1)	BJ's Wholesale Club Holdings, Inc.	2,045,129	0.6
42,343		Energizer Holdings, Inc.	1,636,133	0.4
30,473	(2)	MGP Ingredients, Inc.	2,020,665	0.6
110,255	(1)	Performance Food Group Co.	4,413,508	1.2
			10,115,435	2.8

		Energy: 1.2%
171,943	(1)	Carrizo Oil & Gas, Inc.	1,722,869	0.5
17,122	(1)	Dril-Quip, Inc.	821,856	0.2
86,988	(1)	Unit Corp.	773,324	0.2
65,575		US Silica Holdings, Inc.	838,704	0.3
			4,156,753	1.2

		Financials: 6.5%
40,665		Eagle Bancorp, Inc.	2,201,196	0.6
37,701		FirstCash, Inc.	3,770,854	1.1
46,978	(1)	Green Dot Corp.	2,297,224	0.6
67,582		Houlihan Lokey, Inc.	3,009,426	0.9
55,315		Independent Bank Group, Inc.	3,040,112	0.9
33,372		Kemper Corp.	2,879,670	0.8
148,906	(1)	MGIC Investment Corp.	1,956,625	0.6
100,592		United Community Banks, Inc./GA	2,872,908	0.8
11,960		Wintrust Financial Corp.	874,994	0.2
			22,903,009	6.5

		Health Care: 25.4%
36,960	(1)	Aerie Pharmaceuticals, Inc.	1,092,168	0.3
98,196	(1)	Alder Biopharmaceuticals, Inc.	1,155,767	0.3
38,185	(1)	Amedisys, Inc.	4,636,041	1.3
144,342	(1)	Amicus Therapeutics, Inc.	1,801,388	0.5
32,015	(1)	Arena Pharmaceuticals, Inc.	1,877,039	0.5
81,470	(1)	Array Biopharma, Inc.	3,774,505	1.1
23,281	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,019,475	0.3
20,838	(1)	Blueprint Medicines Corp.	1,965,648	0.6
107,745	(1)	Change Healthcare, Inc.	1,573,077	0.4
33,203	(1),(2)	Clovis Oncology, Inc.	493,729	0.1
114,079	(1)	Cymabay Therapeutics, Inc.	816,806	0.2
37,236	(1)	Emergent Biosolutions, Inc.	1,798,871	0.5
50,892		Encompass Health Corp.	3,224,517	0.9
26,678	(1)	Epizyme, Inc.	334,809	0.1
46,881	(1)	FibroGen, Inc.	2,118,084	0.6
40,201	(1)	G1 Therapeutics, Inc.	1,232,563	0.3
28,671	(1),(2)	Global Blood Therapeutics, Inc.	1,508,095	0.4
22,765	(1)	Haemonetics Corp.	2,739,540	0.8
39,224	(1)	HealthEquity, Inc.	2,565,250	0.7
27,164		Hill-Rom Holdings, Inc.	2,841,898	0.8
110,783	(1)	HMS Holdings Corp.	3,588,261	1.0
91,819	(1)	Horizon Therapeutics Plc	2,209,165	0.6
87,440	(1)	Immunomedics, Inc.	1,212,793	0.3
48,930	(1)	Insmed, Inc.	1,252,608	0.4
16,233	(1)	Intercept Pharmaceuticals, Inc.	1,291,660	0.4
50,878	(1)	Iovance Biotherapeutics, Inc.	1,247,529	0.4
16,534	(1)	Ligand Pharmaceuticals, Inc.	1,887,356	0.5
40,744	(1)	Medpace Holdings, Inc.	2,665,472	0.8
74,438	(1)	Merit Medical Systems, Inc.	4,433,527	1.3
33,148	(1)	MyoKardia, Inc.	1,662,041	0.5
37,357	(1)	Omnicell, Inc.	3,213,823	0.9
27,377	(1)	PetIQ, Inc.	902,346	0.3
47,247	(1)	Quidel Corp.	2,802,692	0.8
244,322	(1)	R1 RCM, Inc.	3,073,571	0.9
31,832	(1)	Ra Pharmaceuticals, Inc.	957,188	0.3
25,573	(1)	REGENXBIO, Inc.	1,313,685	0.4
40,794	(1)	Repligen Corp.	3,506,244	1.0
115,636	(1)	Select Medical Holdings Corp.	1,835,143	0.5
103,329	(1)	Spectrum Pharmaceuticals, Inc.	889,663	0.2
26,770	(1)	Supernus Pharmaceuticals, Inc.	885,819	0.2

See Accompanying Notes to Financial Statements

4

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
61,751	(1)	Syneos Health, Inc.	3,154,859	0.9
47,030	(1),(2)	Teladoc Health, Inc.	3,123,262	0.9
114,832	(1),(2)	TherapeuticsMD, Inc.	298,563	0.1
23,213	(1)	Ultragenyx Pharmaceutical, Inc.	1,474,025	0.4
87,347	(1)	Wright Medical Group NV	2,604,687	0.7
			90,055,252	25.4

		Industrials: 19.1%
155,444	(1)	Air Transport Services Group, Inc.	3,792,834	1.1
69,270	(1)	ASGN, Inc.	4,197,762	1.2
65,918	(1)	Beacon Roofing Supply, Inc.	2,420,509	0.7
57,071		Brink's Co.	4,633,024	1.3
15,302	(1)	CIRCOR International, Inc.	703,892	0.2
24,204		Curtiss-Wright Corp.	3,077,054	0.9
49,709		EMCOR Group, Inc.	4,379,363	1.2
33,883		EnPro Industries, Inc.	2,163,091	0.6
52,693		Exponent, Inc.	3,084,648	0.9
74,918	(1)	Generac Holdings, Inc.	5,200,058	1.5
68,061		Granite Construction, Inc.	3,279,179	0.9
56,758	(1)	HUB Group, Inc.	2,382,701	0.7
31,317		John Bean Technologies Corp.	3,793,428	1.1
30,079		Lindsay Corp.	2,472,795	0.7
25,519		Matthews International Corp.	889,337	0.2
28,593		Regal Beloit Corp.	2,336,334	0.6
29,484	(1)	Saia, Inc.	1,906,730	0.5
57,201		Simpson Manufacturing Co., Inc.	3,801,578	1.1
21,314		Tennant Co.	1,304,417	0.4
59,680	(1)	Trex Co., Inc.	4,279,056	1.2
19,350		US Ecology, Inc.	1,152,099	0.3
36,918		Watts Water Technologies, Inc.	3,440,019	1.0
24,641		Woodward, Inc.	2,788,376	0.8
			67,478,284	19.1

		Information Technology: 18.6%
154,353	(1)	ACI Worldwide, Inc.	5,300,482	1.5
65,313	(1)	Advanced Energy Industries, Inc.	3,675,163	1.0
46,976	(1)	Benefitfocus, Inc.	1,275,398	0.4
59,009	(1)	Bottomline Technologies de, Inc.	2,610,558	0.7
8,555	(1)	CACI International, Inc.	1,750,268	0.5
23,394	(1)	Cardtronics plc	639,124	0.2
78,007	(1)	Cornerstone OnDemand, Inc.	4,518,946	1.3
40,676	(1)	Cray, Inc.	1,416,338	0.4
60,259		Entegris, Inc.	2,248,866	0.6
57,468	(1)	Envestnet, Inc.	3,929,087	1.1
25,075	(1)	Everbridge, Inc.	2,242,207	0.6
110,217	(1)	Evo Payments, Inc.	3,475,142	1.0
58,665	(1)	ExlService Holdings, Inc.	3,879,516	1.1
58,261		j2 Global, Inc.	5,178,820	1.5
70,836	(1)	Lumentum Holdings, Inc.	3,783,351	1.1
20,288	(1)	Paylocity Holding Corp.	1,903,420	0.5
43,077	(1)	Q2 Holdings, Inc.	3,289,360	0.9
50,735	(1)	Rapid7, Inc.	2,934,512	0.8
101,229	(1)	SailPoint Technologies Holding, Inc.	2,028,629	0.6
77,078	(1)	Semtech Corp.	3,703,598	1.1
31,350	(1)	Silicon Laboratories, Inc.	3,241,590	0.9
204,842	(1)	Viavi Solutions, Inc.	2,722,350	0.8
			65,746,725	18.6

		Materials: 4.3%
129,912		Commercial Metals Co.	2,318,929	0.7
42,277		Compass Minerals International, Inc.	2,323,121	0.7
30,056		Minerals Technologies, Inc.	1,608,297	0.4
112,065		PolyOne Corp.	3,517,720	1.0
45,592		Sensient Technologies Corp.	3,350,100	0.9
49,226		Worthington Industries, Inc.	1,981,839	0.6
			15,100,006	4.3

		Real Estate: 3.7%
85,338		Americold Realty Trust	2,766,658	0.8
35,355		EastGroup Properties, Inc.	4,100,473	1.1
73,233		Hudson Pacific Properties, Inc.	2,436,462	0.7
39,102		Ryman Hospitality Properties	3,170,781	0.9
44,187		Urban Edge Properties	765,761	0.2
			13,240,135	3.7

	Total Common Stock (Cost $324,660,221)		340,443,628	96.2

EXCHANGE-TRADED FUNDS: 1.5%
26,499		iShares Russell 2000 Growth ETF	5,322,854	1.5

	Total Exchange-Traded Funds (Cost $4,907,803)		5,322,854	1.5

	Total Long-Term Investments (Cost $329,568,024)		345,766,482	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreements(3): 3.0%
2,496,008	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,496,521, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,545,928, due 06/01/46-07/01/49)	2,496,008	0.7

See Accompanying Notes to Financial Statements

5

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3): (continued)
2,496,008	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,496,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,545,928, due 06/30/19-05/20/69)	2,496,008	0.7
2,496,008	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,496,521, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,545,928, due 07/02/19-01/20/63)	2,496,008	0.7
2,496,008	(3)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,496,525, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,545,940, due 07/05/19-08/16/23)	2,496,008	0.7
739,277	(3)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $739,431, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $754,063, due 07/31/19-06/30/22)	739,277	0.2
			10,723,309	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
7,312,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $7,312,000)	7,312,000	2.1

	Total Short-Term Investments (Cost $18,035,309)	18,035,309	5.1

	Total Investments in Securities (Cost $347,603,333)	$363,801,791	102.8
	Liabilities in Excess of Other Assets	(9,986,176)	(2.8)
	Net Assets	$353,815,615	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019